CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Interest income	£ 7,124	£ 6,397
Interest expense	(1,035)	(1,021)
Net interest income	6,089	5,376
Fee and commission income	1,180	1,070
Fee and commission expense	(532)	(480)
Net fee and commission income	648	590
Net trading income	208	303
Other operating income	1,107	1,038
Other income	1,963	1,931
Total income	8,052	7,307
Operating expenses	(4,405)	(4,564)
Impairment (charge) credit	(364)	677
Profit before tax	3,283	3,420	[1]
Tax (expense) credit	(842)	288
Profit for the period	2,441	3,708
Profit attributable to ordinary shareholders	2,313	3,489
Profit attributable to other equity holders	114	203
Profit attributable to equity holders	2,427	3,692
Profit attributable to non-controlling interests	£ 14	£ 16

[1]	Restated, see page 34.